Net loss per share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Net loss per share
Net loss per share

9. Net loss per share

Basic loss earnings per share is computed by dividing the loss available to common shareholders by the weighted-average number of shares of common stock outstanding during the period. Diluted loss per share is computed by dividing loss available to common shareholders by the weighted-average number of shares of common stock outstanding during the period increased to include the number of additional shares of common stock that would have been outstanding if the potentially dilutive securities had been issued, using the treasury stock method.

	Three months	Three months
	ended March 31,	ended March 31,
	2021	2020
Net loss attributable to common shareholders	5,784,421	1,582,834
Weighted-average common shares outstanding – basic and diluted	15,799,284	172,291
Net loss per share attributable to common shareholders – basic and diluted	$0.37	$9.19

The Company’s potentially dilutive securities, which include stock options and warrants, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common shareholders is the same.

14. Net loss per share

Basic loss earnings per share is computed by dividing the loss available to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted loss per share is computed by dividing loss available to common stockholders by the weighted-average number of shares of common stock outstanding during the period increased to include the number of additional shares of common stock that would have been outstanding if the potentially dilutive securities had been issued, using the treasury stock method.

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
Net loss attributable to common shareholders	13,373,003	9,224
Weighted-average common shares outstanding – basic and diluted	10,783,895	—
Net loss per share attributable to common shareholders – basic and diluted	$1.24	$—

The Company’s potentially dilutive securities, which include stock options and warrants, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at the year ended December 31, 2020, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
Options to purchase common shares	659,006	—
Warrants to purchase common shares	800,000	—
	1,459,006	—